Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of (Loss) income before provision for income taxes is attributable to the geographic locations

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman	(11,322)	(1,403)	(156,373)
Hong Kong SAR	(2,804)	(4,692)	(4,539)
BVI	(1)	(33)	(12)
PRC, excluding Hong Kong SAR	(192,583)	(1,187,962)	(71,177)
	(206,710)	(1,194,090)	(232,101)

Schedule of components of income tax expense

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	12,753	5,483	7,487
Deferred income tax expense	1,912	3,424	—
	14,665	8,907	7,487

Schedule of reconciliation of actual income tax expense reported in the Consolidated Statements of Comprehensive Income (Loss) and amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before tax	(206,710)	(1,194,090)	(232,101)
Income tax computed at PRC statutory tax rate	(51,678)	(298,523)	(58,025)
Effect of preferential tax rate*	(4,654)	68,988	(6,364)
Tax rate differential not subject to PRC income tax	3,069	758	39,482
Non-deductible expense	43,350	47,393	44,424
Change in valuation allowance	29,819	188,892	59,700
Additional deduction for research and development expenses	(6,128)	(839)	(981)
Tax-exempted income	(1,054)	(220)	(92)
Late payment surcharge on uncertain tax position	2,039	2,661	2,197
Others**	(98)	(203)	(72,853)
	14,665	8,907	7,487

*Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 16 – a) PRC section for details.

**It was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.

Schedule of tax effects of temporary differences that give rise to the deferred income tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Net operating loss carry forward	100,354	103,285
Allowance for doubtful accounts	149,713	172,898
Payroll and accrued expenses	3,847	4,157
Deductible advertisement expenses	4,824	1,024
Long-term equity investment impairment	34,399	74,988
Intangible assets*	31,545	28,031
Gross deferred tax assets	324,682	384,382
Less: Valuation allowance	(324,682)	(384,382)
Net deferred tax assets	—	—
*	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of movements of the valuation allowance

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	(96,920)	(135,790)	(324,682)
Changes of valuation allowances	(38,870)	(188,892)	(59,700)
Balance at the end of the year	(135,790)	(324,682)	(384,382)

Schedule of reconciliation of the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance	(11,910)	(23,840)	(28,575)
Additions	(11,930)	(4,735)	(2,197)
Ending balance	(23,840)	(28,575)	(30,772)